Note 6 - Warrants - Warrants Outstanding (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Outstanding (in shares)	13,779,438	8,838,122	8,838,122	10,618,771
Issued (in shares)	5,670,996	9,387,214
Expired (in shares)	(263,545)	(4,582,079)	(7,752,079)	(6,291,362)
Outstanding (in shares)	18,036,889	13,643,257	13,779,438	8,838,122
Exercised (in shares)	(1,150,000)			(674,288)
Minimum [Member]
Outstanding, price range (in dollars per share)	$ 0.125	$ 0.125	$ 0.125	$ 0.125
Issued, price range (in dollars per share)	0.35	0.30	0.30	0.30
Expired, price range (in dollars per share)	0.55	0.25	0.25	0.50
Outstanding, price range (in dollars per share)	0.125	0.125	0.125	0.125
Exercised, price range (in dollars per share)	0.30		0.30	0.50
Maximum [Member]
Outstanding, price range (in dollars per share)	1	1	1	1
Issued, price range (in dollars per share)	0.70	0.75	0.45	0.50
Expired, price range (in dollars per share)	0.75	0.75	0.75	1
Outstanding, price range (in dollars per share)	1	$ 1	1	1
Exercised, price range (in dollars per share)	$ 0.40		$ 0.50	$ 1